Business Combination	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Business Combination
Note 3. Business Combination
On September 14, 2022, the Company completed the Business Combination, discussed further in Note 1, which was treated as a reverse recapitalization. The effects of the Business Combination include the following:

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the Company’s certificate of incorporation was amended and restated to, among other things, authorize the issuance of 1,000,000,000 shares, of which 950,000,000 shares are designated as common stock, $0.0001 par value per share, and 50,000,000 shares are designated as preferred stock, $0.0001 par value per share;

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all outstanding shares of Legacy Amprius’ common stock were exchanged for a number of the Company’s common stock equal to the number of Legacy Amprius’ shares multiplied by the Exchange Ratio of approximately 1.45590, or for an aggregate of 65,776,550 shares of the Company’s common stock; and

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Each option to purchase Legacy Amprius’ common stock (a “Legacy Amprius Option”), whether vested or unvested, was converted into an option to purchase a number of the Company’s common stock (an “Option”), subject to substantially the same terms and conditions as were applicable prior to the merger, equal to the product of the number of shares of Legacy Amprius’ common stock subject to such Legacy Amprius Option immediately prior to the closing and the Exchange Ratio, at an exercise price per share calculated by dividing the exercise price per share of such Legacy Amprius Option immediately prior to the Business Combination by the Exchange Ratio. At Closing Date, the Legacy Amprius Options were converted to Options to receive an aggregate of 14,223,410 shares of common stock, of which 6,664,919 shares remained subject to vesting obligations.

Immediately prior to the closing of the Business Combination, a number of investors (the “PIPE Investors”) purchased from the Company an aggregate of 2,052,500 PIPE units at a price of $10.00 per share (such transaction, the “PIPE”), pursuant to separate subscription agreements (each, a “Subscription Agreement”) entered into with the PIPE Investors. Each PIPE unit consists of (i) one share of common stock and (ii) one warrant (each, a “PIPE Warrant”) to purchase one share of common stock. The exercise price of each PIPE Warrant is $12.50 per share. The Company may be able to redeem the PIPE Warrants if the price per share of the Company’s common stock equals or exceeds $20.00 per share for at least 20 trading days during a period of 30 consecutive trading days prior to the redemption date.
The Company’s outstanding shares of common stock immediately after giving effect to the Business Combination and the PIPE totaled 84,168,916 shares.
The Company received net proceeds from the Business Combination and the PIPE totaling $70.9 million, after deducting transaction and issuance costs. Transaction costs paid by the Company, which consisted of direct and incremental costs, such as legal, consulting and advisory fees incurred in connection with the Business Combination, totaled $6.9 million during the year ended December 31, 2022. These costs were classified as a reduction of additional paid-in
capital in the accompanying consolidated balance sheet.